TRADE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
Schedule of Trade Receivables, Net
	December 31,
	2018	2017
	U.S. Dollars in thousands
Open accounts:
In NIS	$6,780	$8,263
In USD	20,814	22,284
	$27,594	$30,547
Checks receivable	80	115

	$27,674	$30,662
Less allowance for doubtful accounts	-	-

Trade receivables, net	$27,674	$30,662

Schedule of Analysis of Past Due but Not Impaired Trade Receivables
 An analysis of past due but not impaired trade receivables with reference to reporting date:

		Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 Days	30-60 Days	60-90 Days	90-120 Days	Over 120 days	Total
	U.S. Dollars in thousands
December 31, 2018	$27,215	$337	$15	$15	$6	$6	$27,594

December 31, 2017	$29,692	$680	$21	$152	$2	-	$30,547